Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.98871%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,043,237.23

Principal:
Principal Collections	$23,474,235.60
Prepayments in Full	$11,537,593.93
Liquidation Proceeds	$426,319.75
Recoveries	$88,152.99
Sub Total	$35,526,302.27
Collections	$37,569,539.50

Purchase Amounts:
Purchase Amounts Related to Principal	$461,156.61
Purchase Amounts Related to Interest	$3,456.32
Sub Total	$464,612.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,034,152.43

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,034,152.43
Servicing Fee	$807,779.05	$807,779.05	$0.00	$0.00	$37,226,373.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,226,373.38
Interest - Class A-2a Notes	$199,667.43	$199,667.43	$0.00	$0.00	$37,026,705.95
Interest - Class A-2b Notes	$275,380.30	$275,380.30	$0.00	$0.00	$36,751,325.65
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$36,225,031.48
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$36,064,881.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,064,881.56
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$35,994,952.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,994,952.81
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$35,944,430.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,944,430.64
Regular Principal Payment	$32,796,068.53	$32,796,068.53	$0.00	$0.00	$3,148,362.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,148,362.11
Residual Released to Depositor	$0.00	$3,148,362.11	$0.00	$0.00	$0.00
Total		$38,034,152.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,796,068.53
Total					$32,796,068.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,398,034.26	$70.35	$199,667.43	$0.86	$16,597,701.69	$71.21
Class A-2b Notes	$16,398,034.27	$70.35	$275,380.30	$1.18	$16,673,414.57	$71.53
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$32,796,068.53	$25.21	$1,281,942.74	$0.99	$34,078,011.27	$26.20

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$160,805,986.11	0.6898584	$144,407,951.85	0.6195107
Class A-2b Notes	$160,805,986.12	0.6898584	$144,407,951.85	0.6195107
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$863,131,972.23	0.6633761	$830,335,903.70	0.6381701

Pool Information
Weighted Average APR	2.547%	2.539%
Weighted Average Remaining Term	46.61	45.77
Number of Receivables Outstanding	45,142	44,255
Pool Balance	$969,334,863.43	$933,049,970.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$896,642,622.77	$863,302,280.85
Pool Factor	0.6872919	0.6615647

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$69,747,689.93
Targeted Overcollateralization Amount	$102,714,067.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,714,067.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$385,586.76
(Recoveries)		38	$88,152.99
Net Loss for Current Collection Period			$297,433.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3682%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2924%
Second Prior Collection Period			0.4881%
Prior Collection Period			0.4067%
Current Collection Period			0.3752%
Four Month Average (Current and Prior Three Collection Periods)			0.3906%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1047	$3,781,575.35
(Cumulative Recoveries)			$395,556.01
Cumulative Net Loss for All Collection Periods			$3,386,019.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.24%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,611.82
Average Net Loss for Receivables that have experienced a Realized Loss			$3,234.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	360	$8,621,024.74
61-90 Days Delinquent	0.14%	49	$1,285,997.69
91-120 Days Delinquent	0.03%	10	$275,641.92
Over 120 Days Delinquent	0.03%	10	$275,282.60
Total Delinquent Receivables	1.12%	429	$10,457,946.95

Repossession Inventory:
Repossessed in the Current Collection Period		24	$569,214.11
Total Repossessed Inventory		35	$992,280.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1087%
Prior Collection Period			0.1285%
Current Collection Period			0.1559%
Three Month Average			0.1310%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1969%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer